Contingent liabilities	12 Months Ended
Dec. 31, 2022
Contingent liabilities
Contingent liabilities

D3. Contingent liabilities

The Group has contingent liabilities relating to guarantees in respect of leasehold properties, pensions, third parties, environmental issues, tax and litigation. The possibility of any significant outflows in respect of these items is considered to be remote.